Above / Below Market Acquired Time Charters / Other Intangible Assets - Future Amortization of Above Market Acquired Time Charters (Table) (Details) (Above Market Acquired Time Charters, USD $)	Dec. 31, 2014
Above Market Acquired Time Charters
For the year:
2015	$ 2,886,081
2016	446,400
Total	$ 3,332,481